Geographic and Significant Customer Information (Tables)	12 Months Ended
Sep. 27, 2013
Segment Reporting [Abstract]
Summary of Different Geographic Regions

Information about the Company’s operations in different geographic regions, based upon customer locations, is presented below (in thousands):

	Fiscal Years
Revenue by Geographic Region	2013	2012	2011
United States	$189,708	$160,453	$166,176
International (1)	133,363	142,883	144,119

Total	$323,071	$303,336	$310,295

	As Of
Long-Lived Assets by Geographic Region	September 27, 2013	September 28, 2012
United States	$26,226	$23,939
International (2)	6,509	7,182

Total	$32,735	$31,121

(1)	No international countries represented greater than 10% of total revenue during the periods presented.
(2)	No international country or region represented greater than 10% of the total net long-lived assets as of the dates presented, other than the Asia-Pacific region, which accounted for 12%.

Summary of Customer Concentrations as Percentage of Total Sales and Accounts Receivable

The following is a summary of customer concentrations as a percentage of total sales and accounts receivable as of and for the periods presented:

	Fiscal Years
Revenue	2013	2012	2011
Customer A	17%	18%	21%
Customer B	25%	16%	12%

Accounts Receivable	September 27, 2013	September 28, 2012
Customer A	18%	18%
Customer B	21%	18%